Long-Term Debt (Narrative) (Details)					12 Months Ended
	Jul. 25, 2017 USD ($)	Jul. 10, 2017 USD ($)	Mar. 15, 2017 USD ($)	Aug. 11, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2017 GBP (£)	Jul. 31, 2017 EUR (€)	Jul. 10, 2017 GBP (£)	Jul. 10, 2017 £ / $	Jul. 10, 2017 EUR (€)	Jul. 10, 2017 € / $
Debt Instrument [Line Items]
Loss on extinguishment of debt					$ 196,000,000	$ 0	$ 0
Debt issuance costs					53,000,000
Fair value of long-term debt					156,000,000	$ 183,000,000
FIS Credit Agreements [Member]
Debt Instrument [Line Items]
Unamortized discount (premium), net					30,000,000
Debt issuance costs					$ 53,000,000
Senior Notes due 2021, interest payable semi-annually at 2.250% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					2.25%
Senior Notes due 2026, interest payable semi-annually at 3.000% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					3.00%
Senior Notes due 2046, interest payable semi-annually at 4.500% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					4.50%
Senior Notes due March 2022, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage						5.00%
Senior Euro Notes due 2021, interest payable annually at 0.400% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					0.40%
Senior GBP Notes due 2022, interest payable annually at 1.700% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					1.70%
Senior Euro Notes due 2024, interest payable annually at 1.100% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					1.10%
Senior Notes due October 2020, interest payable semi-annually at 3.625% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					3.625%
Senior Notes due October 2025, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					5.00%
Senior Notes due October 2022, interest payable semi-annually at 4.500% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					4.50%
Senior Notes due 2024, interest payable semi-annually at 3.875% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					3.875%
Senior Notes due 2023, interest payable semi-annually at 3.500% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					3.50%
Senior Notes due April 2018, interest payable semi-annually at 2.000% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					2.00%
Senior Notes due October 2018, interest payable semi-annually at 2.850% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage					2.85%
Revolving Loan [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount					$ 195,000,000
Additional term and revolving loan capacity in the future					2,799,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Amount redeemed	$ 2,000,000,000
Loss on extinguishment of debt					171,000,000
Weighted average interest rate	4.00%
Tender offer costs	$ 150,000,000
Senior Notes [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Repayments of revolving loan	$ 469,000,000
Senior Notes [Member] | 2021 Notes, 2026 Notes, and 2046 Notes [Member]
Debt Instrument [Line Items]
Senior notes amount				$ 2,500,000,000
Proceeds from issuance of senior notes				2,461,000,000
Senior Notes [Member] | Senior Notes due 2021, interest payable semi-annually at 2.250% [Member]
Debt Instrument [Line Items]
Senior notes amount				$ 750,000,000
Debt instrument, stated percentage				2.25%
Senior Notes [Member] | Senior Notes due 2026, interest payable semi-annually at 3.000% [Member]
Debt Instrument [Line Items]
Senior notes amount				$ 1,250,000,000
Debt instrument, stated percentage				3.00%
Senior Notes [Member] | Senior Notes due 2046, interest payable semi-annually at 4.500% [Member]
Debt Instrument [Line Items]
Senior notes amount				$ 500,000,000
Debt instrument, stated percentage				4.50%
Senior Notes [Member] | Senior Notes due March 2022, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage			5.00%
Percentage of principal amount redeemed			100.00%
Amount redeemed			$ 700,000,000
Loss on extinguishment of debt			$ 25,000,000
Senior Notes [Member] | 2021 and 2024 Euro Notes and 2022 GBP Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes amount										£ 300,000,000		€ 1,000,000,000
Net proceeds from offering		$ 1,491,000,000
Currency conversion rate											1.27		1.12
Deferred financing costs, gross					13,000,000
Senior Notes [Member] | Senior Euro Notes due 2021, interest payable annually at 0.400% [Member]
Debt Instrument [Line Items]
Senior notes amount | €									€ 500,000,000			500,000,000
Debt instrument, stated percentage		0.40%
Senior Notes [Member] | Senior GBP Notes due 2022, interest payable annually at 1.700% [Member]
Debt Instrument [Line Items]
Senior notes amount | £								£ 300,000,000		£ 300,000,000
Debt instrument, stated percentage		1.70%
Senior Notes [Member] | Senior Euro Notes due 2024, interest payable annually at 1.100% [Member]
Debt Instrument [Line Items]
Senior notes amount | €												€ 500,000,000
Debt instrument, stated percentage		1.10%
Senior Notes [Member] | Senior Notes due October 2020, interest payable semi-annually at 3.625% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.625%
Amount redeemed	$ 600,000,000
Senior Notes [Member] | Senior Notes due October 2025, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	5.00%
Amount redeemed	$ 600,000,000
Senior Notes [Member] | Senior Notes due October 2022, interest payable semi-annually at 4.500% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	4.50%
Amount redeemed	$ 200,000,000
Senior Notes [Member] | Senior Notes due 2024, interest payable semi-annually at 3.875% [Member]
Debt Instrument [Line Items]
Senior notes amount | €									€ 500,000,000
Debt instrument, stated percentage	3.875%
Amount redeemed	$ 300,000,000
Senior Notes [Member] | Senior Notes due 2023, interest payable semi-annually at 3.500% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.50%
Amount redeemed	$ 300,000,000
FIS Credit Agreements [Member]
Debt Instrument [Line Items]
Total committed capital, credit agreement					3,000,000,000
Write off of capitalized debt issuance costs						$ 2,000,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount					$ 6,000,000
Minimum | Senior Notes due 2021, interest payable semi-annually at 2.250% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					1 month
Minimum | Senior Notes due 2026, interest payable semi-annually at 3.000% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					3 months
Minimum | Senior Notes due 2046, interest payable semi-annually at 4.500% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					6 months
Minimum | Senior Notes due March 2022, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					2 months
Minimum | Senior Euro Notes due 2021, interest payable annually at 0.400% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					1 month
Minimum | Senior GBP Notes due 2022, interest payable annually at 1.700% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					1 month
Minimum | Senior Euro Notes due 2024, interest payable annually at 1.100% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					3 months
Minimum | Senior Notes due October 2020, interest payable semi-annually at 3.625% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					1 month
Minimum | Senior Notes due October 2025, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					3 months
Minimum | Senior Notes due October 2022, interest payable semi-annually at 4.500% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					2 months
Minimum | Senior Notes due 2024, interest payable semi-annually at 3.875% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					3 months
Minimum | Senior Notes due 2023, interest payable semi-annually at 3.500% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					3 months
Minimum | Senior Notes due April 2018, interest payable semi-annually at 2.000% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					1 month
Minimum | Senior Notes due October 2018, interest payable semi-annually at 2.850% [Member]
Debt Instrument [Line Items]
Senior note redemption price, percentage					100.00%
Make whole amount, trigger period prior to maturity					1 month